Share-based compensation (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant	1,024,091
Weighted average grant date fair value of options granted	$ 11.43	$ 2.90	$ 1.32
Shares issued to former employees		905,325
Lock-up period		180 days
Share-based compensation expenses	$ 6,173	$ 2,865	$ 1,671
Unrecognized compensation expenses	$ 31,254
Unrecognized compensation expenses, recognition period	3 years 3 months 22 days
2010 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of ordinary shares available for issuance	18,093,225
Stock incentive plan, desciption
In March 2010, the Group authorized an employment-related stock incentive plan (the "2010 Plan"). The 2010 Plan will terminate automatically 10 years after its adoption, unless terminated earlier at the Group's shareholders' approval.

Options vesting terms
The majority of options granted under 2010 Plan were to be vested over three or four years, one fourth (¼) of which shall vest and become exercisable upon the first anniversary of the date of grant and the remaining shall vest monthly thereafter in 24 or 36 equal monthly installments.

2010 Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option vesting period	3 years
2010 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option vesting period	4 years
2013 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of ordinary shares available for issuance	2,800,000
Stock incentive plan, desciption
The Group adopted a share incentive plan (the “2013 Plan”) on September 26, 2013. The 2013 Plan will terminate automatically 10 years after its adoption, unless terminated earlier at the Group's shareholders' approval.

Options vesting terms
The majority of options granted under the 2013 Plan were to be vested over three or four years, one fourth (¼) of which shall vest and become exercisable upon the first anniversary of the date of grant and the remaining shall vest every six months thereafter in equal installments.

Share incentive plan, annual increase of shares reserved, percentage	1.50%
2013 Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option vesting period	3 years
2013 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option vesting period	4 years